UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/06

     The following Form N-Q relates only to Dreyfus Tax Managed Balanced Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Balanced Fund
May 31, 2007 (Unaudited)

Common Stocks--44.8%	Shares	Value ($)

Consumer Discretionary--4.4%
Hilton Hotels	600	21,330
Home Depot	500	19,435
McDonald's	400	20,220
McGraw-Hill Cos.	900	63,279
News, Cl. A	1,400	30,926
Target	300	18,729
		173,919
Consumer Staples--10.5%
Altria Group	1,000	71,100
Coca-Cola	1,100	58,289
Estee Lauder Cos., Cl. A	300	14,190
Kraft Foods, Cl. A	699	23,654
Nestle, ADR	500	48,675
PepsiCo	700	47,831
Procter & Gamble	900	57,195
SYSCO	500	16,560
Wal-Mart Stores	500	23,800
Walgreen	900	40,617
Whole Foods Market	400 a	16,440
		418,351
Energy--9.1%
Chevron	800	65,192
ConocoPhillips	900	69,687
Exxon Mobil	1,300	108,121
Halliburton	500	17,975
Hess	200	11,844
Occidental Petroleum	600	32,982
Total, ADR	500	37,725
Transocean	200 b	19,648
		363,174
Financial--8.8%
American Express	500	32,490
Ameriprise Financial	500	31,425
Bank of America	900	45,639
Broadridge Financial Solutions	150 b	3,036
Capital One Financial	200	15,956
Citigroup	1,200	65,388
HSBC Holdings, ADR	500 a	46,520
JPMorgan Chase & Co.	800	41,464
Merrill Lynch & Co.	500	46,365
Prudential Financial	200	20,404
		348,687
Health Care--2.8%
Abbott Laboratories	500	28,175
Eli Lilly & Co.	500	29,310
Johnson & Johnson	500	31,635
UnitedHealth Group	400	21,908
		111,028
Industrial--4.2%
Caterpillar	400	31,432
Emerson Electric	800	38,760
General Electric	1,800	67,644
United Technologies	400	28,220
		166,056

Information Technology--3.6%
Automatic Data Processing			500	24,850
Intel			2,200	48,774
Microchip Technology			200	8,116
Microsoft			800	24,536
QUALCOMM			200	8,590
Texas Instruments			400	14,144
Yahoo!			500 b	14,350
				143,360
Materials--.7%
Praxair			400	27,236
Transportation--.7%
United Parcel Service, Cl. B			400	28,788
Total Common Stocks
(cost $1,519,286)				1,780,599

Long-Term Municipal	Coupon	Maturity	Principal
Investments--51.4%	Rate (%)	Date	Amount ($)	Value ($)

California--5.2%
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/45	100,000	102,821
Sweetwater Union High School
District Public Financing
Authority, Special Tax Revenue
(Insured; FSA)	5.00	9/1/27	100,000	104,565
Georgia--2.6%
Atlanta,
Water and Wastewater Revenue
(Insured; FSA)	5.00	11/1/43	100,000	103,406
Hawaii--2.6%
Kauai County,
GO (Insured; FGIC)	5.00	8/1/29	100,000	104,807
Kansas--5.3%
Butler County Unified School
District Number 490, GO
Improvement (Insured; FSA)	5.00	9/1/29	100,000	104,918
Kansas Development Finance
Authority, Revenue (Kansas
Department of
Administration-Comprehensive
Transportation Program)
(Insured; FGIC)	5.00	11/1/25	100,000	105,807
Kentucky--2.7%
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	100,000	107,683
Michigan--2.6%
Michigan Hospital Finance
Authority, HR (Sparrow
Obligated Group) (Insured;
MBIA)	5.00	11/15/36	100,000	103,547
Minnesota--2.6%
Chaska,
Electric Revenue	5.00	10/1/30	100,000	103,051
Nebraska--2.7%
Lincoln,
Electric System Revenue	5.00	9/1/29	100,000	104,848

Nevada--2.6%
Clark County,
Airport System Revenue
(Insured; AMBAC)	5.00	7/1/40	100,000	103,456
New Jersey--2.6%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hunterdon Medical Center
Issue)	5.13	7/1/35	100,000	103,146
New York--7.8%
Long Island Power Authority,
Electric System General Revenue	5.00	12/1/35	100,000	104,306
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/30	100,000	104,510
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	100,000	101,839
North Carolina--2.6%
Charlotte-Mecklenburg Hospital
Authority, Health Care Revenue	5.00	1/15/45	100,000	101,866
South Carolina--2.6%
South Carolina Transportation
Infrastructure Bank, Revenue
(Insured; AMBAC)	5.00	10/1/33	100,000	104,134
Texas--5.2%
North Harris County Regional Water
Authority, Senior Lien Revenue
(Insured; MBIA)	5.00	12/15/32	100,000	103,585
Trinity River Authority,
Regional Wastewater System
Revenue (Insured; MBIA)	5.00	8/1/29	100,000	104,387
U.S. Related--1.7%
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/36	250,000	65,928
Total Long-Term Municipal Investments
(cost $2,005,385)				2,042,610

Short-Term Municipal	Coupon	Maturity	Principal
Investments--5.0%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut--2.5%
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; Radian and Liquidity
Facility; JPMorgan Chase Bank)	3.88	6/1/07	100,000 c	100,000
Florida--2.5%
Lee Memorial Health System Board
of Directors, HR (Lee Memorial
Health System) (Liquidity
Facility; SunTrust Bank)	3.87	6/1/07	100,000 c	100,000
Total Short-Term Municipal Investments
(cost $200,000)				200,000

Investment of Cash Collateral for
Securities Loaned--1.6%	Shares	Value ($)

Registered Investment Company;

Dreyfus Institutional Cash
	Advantage Fund
	(cost $62,620)	62,620 [d]	62,620

Total Investments (cost $3,787,291)		102.8%	4,085,829
Liabilities, Less Cash and Receivables		(2.8%)	(114,162)
Net Assets		100.0%	3,971,667

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At May 31, 2007, the total market value of the fund's securities on loan is
	$61,316 and the total market value of the collateral held by the fund is $62,620.
b	Non-income producing security.
c	Securities payable on demand. Variable interest rate--subject to periodic change.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letters of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)